UNITEDSTATES

OMB APPROVAL

SECURITIES AND EXCHANGECOMMISSION

OMB Number: 3235-0058

Washington, D.C.  20549

Expires  August  31,  2015

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response  2.50

FORM  12b-25

SEC FILE NUMBER

811-08637

NOTIFICATION OF LATE FILING

CUSIPNUMBER

Not Applicable

(Checkone):

Form 10-K

Form20-F

Form11-K

Form10-Q

Form10-D

X   FormN-SAR

FormN-CSR

For Period Ended: March 31, 2014

Transition  Report on Form 10-K

Transition  Report on Form 20-F

Transition  Report on Form 11-K

Transition  Report on Form 10-Q

Transition  Report on Form N-SAR

For the Transition  Period Ended:

Read Instruction  (on back page)  Before Preparing  Form.  Please  Print  or  Type.

Nothing  in  this  form  shall  be  construed  to  imply  that  the  Commission  has  verified  any  information  contained  herein.

If the notification  relates to a portion  of the filing checked  above, identify the Item(s)  to which the notification  relates:

____________________________________________________________________________________________________________

PART I — REGISTRANT INFORMATION

The Pacific Corporate  Group Private Equity Fund

Full Name of Registrant

____________________________________________________________________________________________________________

Former Name if Applicable

1015 Ocean Boulevard

PO Box 181978

Address of Principal  Executive  Office (Street and  Number)

Coronado, CA 92118

Coronado, CA 92718

City, State and Zip  Code

PART II  — RULES 12b-25(b) AND (c)

If the subject  report  could  not be filed without  unreasonable  effort  or expense  and the registrant  seeks  relief  pursuant  to Rule 12b-25(b), the following  should be completed.  (Check  box if appropriate)

(a)

The reason described  in reasonable  detail in Part III of this form could not be eliminated  without  unreasonable  effort or expense

(b)     The  subject  an nual  report,  semi-annual report,  transition  report  on  Form  10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion  thereof,  will  be filed  on

X

or  before  the  fifteenth  calendar  day  following  the  prescribed  due  date;  or  the  subject  quarterly  report  or  transition  report  on  Form  10-Q  or  subject  distribution

report on Form 10-D, or portion   thereof,  will be filed on or before the fifth calendar day following  the prescribed  due date; and

(c)     The  accountant’s statement  or other exhibit  required  by Rule 12b-25(c) has been attached  if applicable.

PART III  — NARRATIVE

State below in reasonable  detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D,N-SAR, N-CSR, or the transition  report or portion  thereof,  could not be filed within the prescribed  time period.

The Registrant  was unable to file its Form N-SAR for the fiscal  year ended March 31, 2014 by the prescribed  filing deadline  without  unreasonable  effort or expense  because  it did not receive certain necessary financial  information  from certain of its underlying  investments  prior to the prescribed filing deadline,  leaving the Registrant  unable to finalize and file the

Form prior  to such deadline.

(Attach  extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)Name  and telephone  number  of person to contact  in regard to this notification

Christopher  J. Bower

619

522-9950

(Name)

(Area Code)

(Telephone  Number)

(2)Have  all other periodic  reports  required under Section  13 or 15(d) of the Securities  Exchange  Act of 1934 or Section  30 of the Investment  Company Act of 1940 during the preceding

12 months  or for  such shorter period that the registrant  was required  to file such report(s) been filed ?   If answer is no, identify report(s).   X Yes     No

(3)Is it anticipated  that any significant  change  in results  of operations  from the corresponding  period for the last fiscal  year will be reflected  by the earnings  statements  to be included  in the

subject report or portion thereof ?   Yes      X  No

If so, attach  an explanation  of the anticipated  change,  both narratively  and quantitatively,  and, if appropriate,  state the reasons  why a reasonable  estimate  of the results cannot be made.

The Pacific Corporate  Group Private Equity Fund

(Name of Registrant  as Specified  in Charter)

has caused  this notification  to be signed  on its behalf  by the undersigned  hereunto  duly authorized.

Date May 30, 2014

By /s/ Christopher J. Bower

President /Principal Executive Officer

INSTRUCTION:  The form may be signed by an executive  officer of the registrant  or by any other duly authorized  representative.  The name and title of the person signing  the form shall be typed or printed beneath  the signature.  If the statement  is signed on behalf  of the registrant by an authorized  representative  (other than an executive  officer), evidence  of the representative’s authority to sign on behalf  of  the registrant  shall be filed with the form.

ATTENTION

Intentional  misstatements  or omissions  of fact constitute  Federal Criminal  Violations  (See 18 U.S.C. 1001).

GENERAL INSTRUCTIONS

1.This form is required  by Rule 12b-25 (17 CFR 240.12b-25)  of the General Rules and Regulations  under the Securities  Exchange  Act of 1934.

2.One signed original and four conformed  copies of this form and amendments  thereto  must be completed  and filed with the Securities  and Exchange  Commission,  Washington,  D.C. 20549,

in accordance with Rule 0-3 of the General Rules and Regulations  under the Act. The information  contained  in or filed with the form will be made a matter of public record in the

Commission  files.

3.A manually signed copy of the form and amendments  thereto  shall be filed with each national securities  exchange  on which any class of securities  of the registrant  is registered.

4.Amendments  to the notifications  must also be filed on Form 12b-25 but need not restate information  that has been correctly furnished.  The form shall be clearly identified  as an amended  notification.

5.Electronic  Filers:  This  form shall  not  be used  by electronic  filers unable  to timely file  a report  solely due  to electronic  difficulties.  Filers  unable  to submit  reports  within  the  time  period prescribed  due  to difficulties  in electronic  filing  should  comply with  either  Rule  201  or Rule  202  of  Regulation  S-T (§232.201  or  §232.202  of  this  chapter)  or  apply for  an adjustment in  filing  date  pursuant  to  Rule  13 (b) of Regulation  S-T (§232.13(b)  of this chapter).

SEC 1344(04-09)

Persons  who are  to  respond  to  the  collection  of information contained  in  this  form  are  not  require d to  respond  unless  the  form  displays  a  currently valid OMB control  number.